Taxation - Reconciliation of Accounting and Taxable Income (Details) - EUR (€) € in Thousands		12 Months Ended
	Dec. 21, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of accounting and taxable income
Profit before income tax from continuing operations		€ 817,103	€ 725,842	€ 695,722
Tax at 25%		204,276	181,461	173,931
Permanent differences		6,104	(2,000)	17,163
Effect of different tax rates		(22,564)	(29,543)	40,981
Tax credits (deductions)		(12,702)	(18,226)	(16,092)
Impact related to the US tax legislation modifications				(171,169)
Prior year income tax expense		(3,722)	381	(8,614)
Other income tax expenses/(income)		(2,933)	(637)	(1,792)
Total income tax expense		€ 168,459	€ 131,436	34,408
United States
Taxation
Tax rate of the companies domiciled in the U.S.A (as a percent)		22.60%
Reconciliation of accounting and taxable income
Tax rate (as a percent)	35.00%	21.00%
Impact related to the US tax legislation modifications				€ 171,000
Spain
Reconciliation of accounting and taxable income
Tax rate (as a percent)		25.00%